7. DEPOSITS (Details) (USD $) In Thousands, unless otherwise specified	Sep. 30, 2012	Sep. 30, 2011
Deposits Details
Non-interest bearing demand account	$ 93,410	$ 80,491
Interest bearing:
NOW accounts	126,858	110,331
Passbook and regular savings	198,667	190,727
Money funds accounts	55,252	54,970
Certificates of deposit	143,535	162,063
Deposits	$ 617,722	$ 598,582